Condensed Consolidated Statements of Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING EXPENSES
Research and development expenses	$ (143)	$ (113)	$ (320)	$ (323)
Sales and marketing expenses	(72)	(117)	(137)	(193)
General and administrative expenses	(486)	(457)	(894)	(854)
Other income	28	4	32	9
Share of net loss of a joint venture accounted for using the equity method	(17)	(5)	(30)	(10)
TOTAL OPERATING EXPENSES	(690)	(688)	(1,349)	(1,371)
OPERATING LOSS	(690)	(688)	(1,349)	(1,371)
Financial expenses	(12)	(14)	(27)	(26)
Financial income	211	366	358	538
FINANCIAL INCOME - NET	199	352	331	512
NET LOSS	(491)	(336)	(1,018)	(859)
ATTRIBUTABLE TO:
The Parent Company shareholders	(481)	(336)	(1,001)	(859)
Non-controlling interests	(10)		(17)
NET LOSS	$ (491)	$ (336)	$ (1,018)	$ (859)
LOSS PER COMMON SHARE – BASIC AND DILUTED (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN CALCULATION OF LOSS PER COMMON SHARE (in Shares)	44,394,844	44,394,844	44,394,844	44,394,844